Accounts Receivable (Details) - Schedule of Accounts Receivable ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	¥ 684	$ 94	¥ 1,617
Less: expected credit losses	(29)	(4)
Accounts receivable, net	¥ 655	$ 90	¥ 1,617